Fair Value Measurements (Details)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 05, 2021
Fair Value Measurements (Details) [Line Items]
Warrants quoted price (in Dollars per share) | $ / shares	$ 0.23		$ 0.23		$ 0.59	$ 0.08
Present value of contractual stipulated forward price (in Dollars per share) | $ / shares	$ 10		$ 10			$ 10
Change in fair value of liabilities	$ 2,222,000	$ (2,626,000)	$ 3,030,000	$ (8,080,000)	$ (6,666,000)	$ (10,302,000)
Fair value working capital amount			123
Warrants or rights outstanding term							5 years
Warrants or rights outstanding measurement input							6
Forward Purchase Agreements [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities	276,000				456,000	468,000
Purchase agreement		16,000	812,000	232,000
Warrants Liabilities [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		2,626,000			$ 6,666,000	10,302,000
Fair value working capital amount	123
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding term					5 years
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding term					5 years 7 months 6 days
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities			3,030,000
Related party public warrants			1,875,000
Fair Value, Inputs, Level 1 [Member] | Note Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities				8,080,000
Related party public warrants				5,000,000
Fair Value, Inputs, Level 1 [Member] | Warrants Liabilities [Member]
Fair Value Measurements (Details) [Line Items]
Related party public warrants	2,222,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities						6,375,000
Related party public warrants		1,625,000
Level 2 [Member]
Fair Value Measurements (Details) [Line Items]
Related party public warrants			$ 1,155,000
Level 2 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Related party public warrants	1,375,000
Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities	$ 847,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Related party public warrants				$ 3,080,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities						$ 3,927,000
Related party public warrants		$ 1,001,000